Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property from acquired companies included in other net movements		£ 1
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property from acquired companies included in other net movements	£ 0	£ 1